10A. Stock-Based Compensation (Details Narrative A) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based Compensation Details Narrative
Common stock reserved	5,584,650	4,584,650
Risk-free interest rate		1.68%
Expected life		3 years
Dividend yield		0.00%
Stock price volatility		192.00%
Option to purchase common stock		500,000
Fair Value of Options using Black Scholes option pricing model estimated amount	$ 2,200	$ 2,200
Estimated forfeiture rate	30.00%	30.00%
Fair value of options using the Black-Scholes option-pricing model estimated	129	516
Unrecognized compensation expense		$ 1,030
Unrecognized compensation expense recognized period		2 years